Concentration risk (Tables)	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Schedule of major customers

	For the year ended 31 December
	2024	2023	2024	2023	2024	2023
	Revenue		Percentage of revenue		Trade receivables
	USD	USD	%	%	USD	USD
Customer A	10,003,843	9,007,223	58	57	937,379	804,952
Customer B	-	2,332,646	-	15	-	-
	10,003,843	11,339,869	58	72	937,379	804,952